COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	6 Months Ended
Jun. 30, 2026
Composition Of Certain Financial Statement Items
SCHEDULE OF INVENTORIES	Inventories as of June 30, 2026, and December 31, 2025, are comprised of the following:
	June 30,	December 31,
	2026	2025
Quartzite processed slabs	36,493	36,493
Total	36,493	36,493

SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of our property and equipment as of June 30, 2026 and December 31, 2025:

	June 30, 2026			December 31, 2025
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
Capital assets subject to depreciation:
Computers and office equipment	11,410	(2,279)	9,131	6,453	(1,290)	5,163
Machinery and equipment	469,472	(22,313)	447,159	469,472	(14,845)	454,627
Mineral rights (1) (2)	1,632,728	(2,942)	1,629,786	1,446,843	(749)	1,446,094
Land	20,250	-	20,250	20,250	-	20,250
Facilities	16,327	(2,665)	13,662	16,327	(1,848)	14,479
Total fixed assets	2,150,187	(30,199)	2,119,988	1,959,345	(18,732)	1,940,613

(1)	The amortization of mineral rights was triggered by the extraction of iron ore in the Rio Piracicaba Project, following the lease agreement entered into by us and a third party in 2025.

(2)	During the first half of 2026, we acquired mineral rights for graphite totaling 1,563 hectares in Malacacheta, Minas Gerais, for a purchase price of $185,884.

SCHEDULE OF FOREIGN EXCHANGE CONTRACTS

The following table summarizes the non-deliverable forward foreign exchange contracts that remain open as of June 30, 2026:

Subsidiary	Dates Entered Into	Derivative Financial Instrument	Total Notional Amounts (USD)	FX rate (BRL/USD)	Total Notional Amounts (BRL)	Settlement Dates (Range)

Mineração Apollo Ltda	March, 2026	Forward foreign exchange contracts (USD/BRL)	$1,500,000	5.50	8,243,875	31-Jul-2026 - 30-Dec-2026

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	June 30, 2026	December 31, 2025
Trade payables	376,142	594,566
Payroll and social charges	102,941	116,221
Taxes payable	18,770	11,002
Total	497,853	721,789

SCHEDULE OF OTHER CURRENT ASSETS	The table below summarizes the amounts presented as Other Current Assets:
	June 30, 2026	December 31, 2025
Option agreement	500,000	500,000
Other	2,323	81,782
Total	502,323	581,782